Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock SHAPEWAYS, INC	Common Stock	Preferred Stock SHAPEWAYS, INC	Additional Paid-In Capital [Member] SHAPEWAYS, INC	Additional Paid-In Capital [Member]	Retained Earnings [Member] SHAPEWAYS, INC	Retained Earnings [Member]	Accumulated Other Comprehensive Loss SHAPEWAYS, INC	SHAPEWAYS, INC	Total
Balance at the beginning at Dec. 31, 2018	$ 2,000		$ 2,000	$ 111,413,000		$ (104,426,000)		$ (311,000)	$ 6,680,000
Balance at the beginning (in shares) at Dec. 31, 2018	15,800,082		22,579,695
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock resulting from exercise of stock options				33,000					$ 33,000
Issuance of common stock resulting from exercise of stock options (in shares)	94,346								94,346
Stock-based compensation expense				740,000					$ 740,000
Net (Loss) Income						(6,973,000)			(6,973,000)
Foreign currency translation								(49,000)	(49,000)
Balance at the end at Dec. 31, 2019	$ 2,000	$ 418	$ 2,000	112,186,000	$ 5,378,502	(111,399,000)	$ (378,919)	(360,000)	431,000	$ 5,000,001
Balance at the end (in shares) at Dec. 31, 2019	15,894,428		22,579,695
Balance at the beginning at Jul. 29, 2019		0			0		0			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (Loss) Income		0			0		(378,919)			(378,919)
Balance at the end at Dec. 31, 2019	$ 2,000	418	$ 2,000	112,186,000	5,378,502	(111,399,000)	(378,919)	(360,000)	431,000	5,000,001
Balance at the end (in shares) at Dec. 31, 2019	15,894,428		22,579,695
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (Loss) Income										1,291,894
Balance at the end at Mar. 31, 2020										5,000,005
Balance at the beginning at Dec. 31, 2019	$ 2,000	418	$ 2,000	112,186,000	5,378,502	(111,399,000)	(378,919)	(360,000)	431,000	5,000,001
Balance at the beginning (in shares) at Dec. 31, 2019	15,894,428		22,579,695
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock resulting from exercise of stock options				47,000					$ 47,000
Issuance of common stock resulting from exercise of stock options (in shares)	171,546								171,546
Stock-based compensation expense				361,000					$ 361,000
Net (Loss) Income						(2,470,000)	(9,894)		(2,470,000)	(9,894)
Foreign currency translation								(33,000)	(33,000)
Balance at the end at Jun. 30, 2020	$ 2,000	418	$ 2,000	112,594,000	5,388,402	(113,869,000)	(388,813)	(393,000)	(1,664,000)	5,000,007
Balance at the end (in shares) at Jun. 30, 2020	16,065,974		22,579,695
Balance at the beginning at Dec. 31, 2019	$ 2,000	418	$ 2,000	112,186,000	5,378,502	(111,399,000)	(378,919)	(360,000)	431,000	5,000,001
Balance at the beginning (in shares) at Dec. 31, 2019	15,894,428		22,579,695
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (Loss) Income										(234,600)
Balance at the end at Sep. 30, 2020										5,000,001
Balance at the beginning at Dec. 31, 2019	$ 2,000	418	$ 2,000	112,186,000	5,378,502	(111,399,000)	(378,919)	(360,000)	431,000	5,000,001
Balance at the beginning (in shares) at Dec. 31, 2019	15,894,428		22,579,695
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock resulting from exercise of stock options				86,000					$ 86,000
Issuance of common stock resulting from exercise of stock options (in shares)	317,139								317,139
Stock-based compensation expense				721,000					$ 721,000
Net (Loss) Income		0			0	(3,168,000)	(1,531,192)		(3,168,000)	(1,531,192)
Foreign currency translation								83,000	83,000
Balance at the end at Dec. 31, 2020	$ 2,000	433	$ 2,000	112,993,000	6,909,687	(114,567,000)	(1,910,111)	(277,000)	(1,847,000)	5,000,009
Balance at the end (in shares) at Dec. 31, 2020	16,211,567		22,579,695
Balance at the beginning at Mar. 31, 2020										5,000,005
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (Loss) Income										(1,301,788)
Balance at the end at Jun. 30, 2020	$ 2,000	418	$ 2,000	112,594,000	5,388,402	(113,869,000)	(388,813)	(393,000)	(1,664,000)	5,000,007
Balance at the end (in shares) at Jun. 30, 2020	16,065,974		22,579,695
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (Loss) Income										(224,706)
Balance at the end at Sep. 30, 2020										5,000,001
Balance at the beginning at Dec. 31, 2020	$ 2,000	433	$ 2,000	112,993,000	$ 6,909,687	(114,567,000)	(1,910,111)	(277,000)	(1,847,000)	5,000,009
Balance at the beginning (in shares) at Dec. 31, 2020	16,211,567		22,579,695
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock resulting from exercise of stock options				71,000					$ 71,000
Issuance of common stock resulting from exercise of stock options (in shares)	134,877								134,877
Issuance of preferred stock resulting from exercise of warrants				60,000					$ 60,000
Issuance of preferred stock resulting from exercise of warrants (in shares)			23,125
Stock-based compensation expense				345,000					345,000
Net (Loss) Income		0				1,573,000	(11,284,061)		1,573,000	(11,284,061)
Foreign currency translation								(17,000)	(17,000)
Balance at the end at Jun. 30, 2021	$ 2,000	$ 360	$ 2,000	$ 113,469,000		$ (112,994,000)	$ (13,597,922)	$ (294,000)	$ 185,000	$ (13,597,562)
Balance at the end (in shares) at Jun. 30, 2021	16,346,444		22,602,820